SCHEDULE OF INCOME TAX EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Creditexpense
Loss before income tax credit/(expense)	$ (7,163,123)	$ (7,077,619)	$ (6,294,775)
Tax at the Australian tax rate of 25% (2021: 26% and 2020: 27.50%)	(1,790,781)	(1,840,181)	(1)
Share-based payments expense	109,377	185,790	(3,971)
Research and development tax incentive	1,116,714	588,659	446,717
Other non-deductible items			888
Other assessable items			(26,764)
Income tax expenses before unrecognised tax losses	(564,690)	(1,065,732)	(1,314,193)
Difference in overseas tax rates	(79,604)	16,688	26,526
Under /(over) provision	(348,607)	(235,653)	553,190
Temporary differences not recognised	(301,694)	(419,965)	(353,628)
Research and development tax credit	(599,388)	(275,631)	(206,250)
Tax losses not recognised	1,861,858	1,980,293	1,294,355
Income tax (credit)/expense	$ (32,125)